Earnings Per Common Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 U.S. Treasury's Capital Purchase Program [Member]	Dec. 31, 2010 U.S. Treasury's Capital Purchase Program [Member]	Dec. 31, 2009 October 2009 Warrants [Member]
Shares outstanding under the Incentive Stock Option Plan	74,020	78,075
Warrants to purchase common shares outstanding related to common stock issuances			227,376	227,376	71,984
Options and warrants not included in computation of diluted earnings per common shares	126,292	382,445
Weighted average options and warrants	126,292	382,445
Dilutive effect of Capital Purchase Plan warrants	1,291	3,043
Exercise price of Capital Purchase Plan warrants to purchase common shares		$ 65.97